CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited)
Revenues	$ 1,500	$ 0	$ 3,000	$ 0	$ 0	$ 0
Cost of Goods Sold	0	0	1,100	0
Gross Profit	1,500	0	1,900	0
General and administrative	878,861	831,781	3,148,035	1,608,642	3,882,706	2,003,107
Stock-based compensation expense	308,823	168,375	751,607	187,065	473,748	54,283
Research and development	485,184	314,532	532,644	485,995	1,198,780	633,050
Total operating expenses	1,672,868	1,314,688	4,432,286	2,281,702	5,555,234	28,269,589
Loss from operations	(1,671,368)	(1,314,688)	(4,430,386)	(2,281,702)	(5,555,234)	(28,269,589)
Other income (expense), net	216,402	0	216,429	0
Gain on debt extinguishment, net	1,109,105	0	245,105	0	0	224,166
Gain on fair value adjustment - derivatives, net	1,380,000	0	1,040,000	0	(60,000)	60,650
Interest expense	(1,111,671)	(146,028)	(2,138,142)	(171,906)	(1,420,063)	(141,512)
Amortization of interest - beneficial conversion feature	(110,849)	(82,001)	(691,071)	(91,543)	(835,081)	(1,407,675)
Total other income (expense), net	1,482,987	(228,029)	(1,327,679)	(263,449)	(2,315,144)	(1,712,703)
Loss before provision for income taxes	(188,381)	(1,542,717)	(5,758,065)	(2,545,151)	(7,870,378)	(29,982,292)
Provision for income tax	0	0	0	0	0	0
Net loss	(188,381)	(1,542,717)	(5,758,065)	(2,545,151)	(7,870,378)	(29,982,292)
Operating expenses:
Net loss attributable to noncontrolling interest	5	4	9	98	106	120
Net loss attributable to SOBR Safe, Inc.	$ (188,376)	$ (1,542,713)	$ (5,758,056)	$ (2,545,053)	$ (7,870,272)	$ (29,982,172)
Basic and diluted loss per common share	$ (0.02)	$ (0.18)	$ (0.66)	$ (0.29)	$ (0.91)	$ (5.86)
Loss On Disposal Of Property And Equipment					$ 0	$ 39,434
Weighted average number of common shares outstanding	8,998,031	8,659,463	8,776,000	8,656,801	8,658,616	5,133,069
Asset Impairment Adjustment					$ 0	$ 25,320,555
Net Loss Attributable
Dividends On Convertible Preferred Stock					0	(107,880)
Net Loss Attributable To Common Stockholders					$ (7,870,272)	$ (30,090,052)